Financial instruments and risk management (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional	R$ 3,385,000
Derivative instrument, Fair value	529,829
Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Derivative instrument, Fair value	R$ (62,494)
Futures [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2024
Notional	R$ (224,250)
Exercise rate | Number	4.8690
Derivative instrument, Fair value	R$ (3,289)
Futures One [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	BRL
Maturity	1st Qtr. 2024
Notional	R$ 224,250
Exercise rate | Number	4.8690
Derivative instrument, Fair value	R$ 3,444
Swap derivative [member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD + 4,35% p.a.
Liabilities	86,52% of CDI
Maturity	3rd Qtr. 2026
Notional	R$ 145,000
Derivative instrument, Fair value	R$ (41,087)
Swap One [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD + 4.35% p.a.
Liabilities	CDI - 0,51% p.a.
Maturity	3rd Qtr. 2026
Notional	R$ 115,000
Derivative instrument, Fair value	R$ (18,732)
Nondeliverable Forward One [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	EUR
Liabilities	TRY
Maturity	1st Qtr. 2024
Notional	R$ 5,000
Exercise rate | Number	31.1500
Derivative instrument, Fair value	R$ 460
Nondeliverable Forward Two [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	TRY
Maturity	1st Qtr. 2024
Notional	R$ 14,900
Exercise rate | Number	30.6070
Derivative instrument, Fair value	R$ (2,008)
Nondeliverable Forward Three [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	AOA
Maturity	1st Qtr. 2024
Notional	R$ 10,000
Exercise rate | Number	860.5000
Derivative instrument, Fair value	R$ (1,041)
Nondeliverable Forward Four [Member] | Non-designated as hedge [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	AOA
Maturity	2nd Qtr. 2024
Notional	R$ 2,000
Exercise rate | Number	893.0000
Derivative instrument, Fair value	R$ (241)